Revenues from Continuing Operations - Summary of Revenues from Continuing Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [Abstract]
Revenues from the sale of goods	$ 4,734	$ 23,874	$ 1,469
Milestone and licensing revenues			19,724
Revenues from the rendering of services	34	260	120
Rental revenue	136	499	1,000
Revenues from continuing operations	$ 4,904	$ 24,633	$ 22,313